As filed with the U.S. Securities and Exchange Commission on July 10, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2023

Blue Horizon BNE ETF

Ticker: BNE

Blue Horizon BNE ETF

Blue Horizon BNE ETF

Letter to Shareholders

Dear Shareholders,

Thank you for your investment in the Blue Horizon BNE ETF (“BNE” or the “Fund”). The information presented in this report relates to the operations of BNE from November 1, 2022 through April 30, 2023 (the “current fiscal period”).

The Fund seeks to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index (the “Index”). The Index seeks to track the performance of a portfolio of companies that are leaders, enablers, and beneficiaries of a transformational shift in the way energy is produced, stored, distributed, and consumed.

During the current fiscal period, we were very pleased with the Fund’s positive return performance. It was an overall tough market environment that remained unfavorable for growth/tech/ innovation positions that are long-duration equity (such as clean energy and associated aspects of the New Energy Economy). In our view, the unfavorable market environment is the result of a higher inflationary environment (although showing signs of decreasing), a Federal Reserve (“FED”) that remains hostile, and a slowing growth environment. We believe this repricing in global growth stocks slowed and perhaps bottomed in mid-October 2022, thus offering a compelling entry point for the New Energy theme. Public policy tailwinds, particularly in the U.S., were supportive of the Fund’s overall positioning.

As always, our index construction aims to capture the New Energy Economy ecosystem in the most holistic and diversified manner possible. A balanced approach with exposure to our 5 defined segments; Energy Generation, Energy Distribution, Performance Materials, Energy Storage, and E-mobility. The Energy Generation segment and some components of the Energy Storage segment saw weakness during the period, with solar-related stocks and hydrogen fuel cell-related stocks exhibiting the most weakness and volatility. The Energy Distribution segment was a strength of the portfolio with efficiency names performing well.

For the current fiscal period, the Fund’s market price increased 6.87%, and the net asset value (“NAV”) increased 6.89%. Meanwhile, the S&P 500® Energy Sector Index, a broad market index, decreased -3.22% over the same period while the Fund’s Index returned positive 7.39%. The S&P 500® Index during the current fiscal period returned positive 8.63%.

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS (Continued)

The Fund commenced operations on December 8, 2020 and has 300,000 shares outstanding as of April 30, 2023.

We appreciate your investment in the Blue Horizon BNE ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

The S&P 500® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

The S&P 500® Energy Sector Index comprises those companies included in the S&P 500® that are classified as members of the GICS® energy sector. One cannot invest directly in an index.

The Blue Horizon New Energy Economy 100 Index members are chosen by Blue Horizon Capital in accordance with predetermined rules and criteria, including minimum market capitalization and average daily value traded. It is not possible to invest directly in an index.

Past performance does not guarantee future results.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets.

ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Market returns are based on the primary exchange’s official close price at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Blue Horizon BNE ETF

LETTER TO SHAREHOLDERS (Continued)

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to Blue Horizon BNE ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

Blue Horizon BNE ETF

Portfolio Allocation
As of April 30, 2023 (Unaudited)

Sector	Percentage of Net Assets
Industrial (a)	28.0%
Basic Materials	23.1
Energy	17.9
Consumer, Cyclical	15.6
Utilities	8.4
Technology	3.5
Communications	2.0
Financial	0.9
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.2
Total	100.0%

(a)

The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.4%
	BELGIUM — 1.0%
	Basic Materials — 1.0%
2,226	Umicore SA	$73,135
		73,135
	BRAZIL — 2.0%
	Basic Materials — 0.9%
4,555	Vale SA - ADR	65,638

	Industrial — 1.1%
10,158	WEG SA	83,187
		148,825
	CANADA — 9.6%
	Basic Materials — 6.5%
2,690	Cameco Corporation	73,879
17,382	Capstone Copper Corporation (a)	81,636
4,677	ERO Copper Corporation (a)	92,002
3,926	First Quantum Minerals, Ltd.	95,292
3,292	Lithium Americas Corporation (a)	65,774
8,983	Lundin Mining Corporation (a)	68,550
		477,133
	Energy — 1.0%
1,991	Canadian Solar, Inc. (a)	74,503

	Industrial — 0.9%
13,297	Li-Cycle Holdings Corporation (a)	63,161

	Utilities — 1.2%
2,818	Brookfield Renewable Partners LP	87,358
		702,155
	CHILE — 0.8%
	Basic Materials — 0.8%
873	Sociedad Quimica y Minera de Chile SA - ADR	58,910
		58,910

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	CHINA — 8.7%
	Basic Materials — 2.8%
132,000	CMOC Group, Ltd. - H-Shares	$80,546
10,000	Ganfeng Lithium Group Company, Ltd. - H-Shares	65,542
9,800	Tianqi Lithium Corporation - H-Shares (a)	61,173
		207,261
	Consumer, Cyclical — 4.0%
2,500	BYD Company, Ltd. - H-Shares	75,160
3,225	Li Auto, Inc. - ADR (a)	75,787
7,607	NIO, Inc. - ADR (a)	59,867
36,000	Yadea Group Holdings, Ltd.	84,016
		294,830
	Energy — 1.0%
1,528	JinkoSolar Holding Company, Ltd. - ADR (a)	75,804

	Industrial — 0.9%
82,200	Xinjiang Goldwind Science & Technology Company, Ltd. - H-Shares	67,227
		645,122
	DENMARK — 1.0%
	Energy — 1.0%
2,634	Vestas Wind System AS (a)	72,747
		72,747
	FINLAND — 1.1%
	Energy — 1.1%
1,601	Neste Oyj	77,664
		77,664
	FRANCE — 3.2%
	Basic Materials — 1.2%
477	Air Liquide SA	85,932

	Energy — 0.9%
2,203	Neoen SA	66,153

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	FRANCE — 3.2% (Continued)
	Industrial — 1.1%
463	Schneider Electric SE	$80,670
		232,755
	GERMANY — 6.5%
	Basic Materials — 1.0%
1,366	BASF SE	70,653

	Consumer, Cyclical — 2.0%
969	Mercedes-Benz Group AG	75,505
432	Volkswagen AG	72,469
		147,974
	Industrial — 2.5%
501	Siemens AG	82,357
958	SMA Solar Technology AG (a)	103,435
		185,792
	Technology — 1.0%
2,077	Infineon Technologies AG	75,451
		479,870
	IRELAND — 1.1%
	Industrial — 1.1%
421	Trane Technologies plc	78,226
		78,226
	ISRAEL — 1.0%
	Energy — 1.0%
254	SolarEdge Technologies, Inc. (a)	72,550
		72,550
	JAPAN — 2.3%
	Consumer, Cyclical — 2.3%
1,400	Denso Corporation	83,806
8,800	Panasonic Holdings Corporation	82,303
		166,109
		166,109

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	NETHERLANDS — 4.9%
	Consumer, Cyclical — 1.0%
4,495	Stellantis NV	$74,437

	Industrial — 3.0%
950	Alfen N.V. (a)	76,814
1,860	AMG Advanced Metallurgical Group NV	69,365
2,192	Signify NV	73,107
		219,286
	Technology — 0.9%
411	NXP Semiconductors NV	67,297
		361,020
	NEW ZEALAND — 1.1%
	Utilities — 1.1%
23,212	Meridian Energy, Ltd.	78,279
		78,279
	NORWAY — 0.9%
	Energy — 0.9%
46,236	NEL ASA (a)	63,163
		63,163
	REPUBLIC OF KOREA — 9.9%
	Basic Materials — 1.1%
150	LG Chem, Ltd.	82,935

	Communications — 1.0%
145	Samsung SDI Company, Ltd.	74,862

	Consumer, Cyclical — 1.2%
194	LG Energy Solution, Ltd. (a)	84,215

	Energy — 2.0%
2,859	Doosan Fuel Cell Company, Ltd. (a)	63,870
649	SK Innovation Company, Ltd. (a)	83,879
		147,749

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	REPUBLIC OF KOREA — 9.9% (Continued)
	Industrial — 4.6%
681	Ecopro BM Company, Ltd.	$135,855
439	L&F Company, Ltd.	86,921
462	POSCO Future M Company, Ltd.	115,638
		338,414
		728,175
	RUSSIAN FEDERATION — 0.0% (b)
	Basic Materials — 0.0% (b)
2,645	MMC Norilsk Nickel PJSC - ADR (a)(c)(d)	26
		26
	SOUTH AFRICA — 1.1%
	Basic Materials — 1.1%
1,311	Anglo American Platinum, Ltd.	77,671
		77,671
	SPAIN — 0.0% (b)
	Utilities — 0.0% (b)
106	Iberdrola SA	1,379
		1,379
	SWITZERLAND — 3.3%
	Basic Materials — 1.0%
12,400	Glencore plc	73,096

	Energy — 1.2%
1,038	Landis+Gyr Group AG	85,834

	Industrial — 1.1%
2,276	ABB, Ltd.	82,136
		241,066
	UNITED STATES — 39.9% (e)
	Basic Materials — 5.7%
277	Air Products and Chemicals, Inc.	81,538
300	Albemarle Corporation	55,638
1,857	Freeport-McMoRan, Inc.	70,399

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	UNITED STATES — 39.9% (e) (Continued)
	Basic Materials — 5.7% (Continued)
241	Linde plc	$89,037
3,211	Livent Corporation (a)	70,160
2,371	MP Materials Corporation (a)	51,380
		418,152
	Communications — 1.0%
2,229	Uber Technologies, Inc. (a)	69,210

	Consumer, Cyclical — 5.1%
11,890	EVgo, Inc. (a)	71,221
6,014	Ford Motor Company	71,446
1,796	General Motors Company	59,340
17,075	Proterra, Inc. (a)	19,978
3,834	Rivian Automotive, Inc. - Class A (a)	49,152
23,209	SES AI Corporation (a)	37,831
372	Tesla, Inc. (a)	61,123
		370,091
	Energy — 7.8%
378	Enphase Energy, Inc. (a)	62,068
472	First Solar, Inc. (a)	86,178
3,806	Fluence Energy, Inc. (a)	68,736
1,084	NextEra Energy Partners LP	62,341
4,976	Plug Power, Inc. (a)	44,933
9,340	Stem, Inc. (a)	39,508
4,299	Sunnova Energy International, Inc. (a)	77,210
4,759	SunPower Corporation (a)	62,914
3,075	Sunrun, Inc. (a)	64,698
		568,586

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.4% (Continued)
	UNITED STATES — 39.9% (e) (Continued)
	Financial — 0.9%
2,267	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$64,337

	Industrial —11.7%
395	Acuity Brands, Inc.	62,165
884	AeroVironment, Inc. (a)	89,011
3,300	Bloom Energy Corporation - Class A (a)	54,945
6,344	ChargePoint Holdings, Inc. (a)	55,002
442	Eaton Corporation plc	73,867
907	Emerson Electric Company	75,517
387	Honeywell International, Inc.	77,338
1,354	Itron, Inc. (a)	72,304
823	ITT, Inc.	69,494
1,198	Johnson Controls International plc	71,688
869	Stanley Black & Decker, Inc.	75,029
585	Universal Display Corporation	78,074
		854,434
	Technology — 1.6%
947	ON Semiconductor Corporation (a)	68,147
999	Wolfspeed, Inc. (a)	46,503
		114,650
	Utilities — 6.1%
1,391	Ameresco, Inc. - Class A (a)	57,866
1,147	Edison International	84,419
1,014	NextEra Energy, Inc.	77,702
839	Ormat Technologies, Inc.	71,995
4,979	PG&E Corporation (a)	85,191
983	Xcel Energy, Inc.	68,722
		445,895
		2,905,355
	TOTAL COMMON STOCKS (Cost $7,892,602)	7,264,202

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
27,193	First American Government Obligations Fund - Class X, 4.72% (f)	$27,193
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,193)	27,193
	TOTAL INVESTMENTS (Cost $7,919,795) — 99.8%	7,291,395
	Other Assets in Excess of Liabilities — 0.2%	12,444
	NET ASSETS — 100.0%	$7,303,839

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $26 or 0.00% of net assets.
(e)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

(f)	Rate shown is the annualized seven-day yield as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Assets and Liabilities
April 30, 2023 (Unaudited)

ASSETS
Investments in securities, at value (Cost $7,919,795)	$7,291,395
Dividends and interest receivable	17,780
Total assets	7,309,175

LIABILITIES
Management fees payable, net of waiver	5,336
Total liabilities	5,336

NET ASSETS	$7,303,839

Net Assets Consist of:
Paid-in capital	$9,358,379
Total distributable earnings (accumulated deficit)	(2,054,540)
Net assets	$7,303,839

Net Asset Value:
Net assets	$7,303,839
Shares outstanding ^	300,000
Net asset value, offering and redemption price per share	$24.35

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statement of Operations
For the Six-Months Ended April 30, 2023 (Unaudited)

INCOME
Dividends+	$52,580
Interest	446
Total investment income	53,026

EXPENSES
Management fees	31,350
Total expenses	31,350
Less: fees waived (Note 3)	(704)
Net expenses	30,646
Net investment income (loss)	22,380

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(278,020)
In-kind redemptions	253,164
Foreign currency transactions	(5,392)
Change in unrealized appreciation (depreciation) on:
Investments	401,347
Foreign currency translation	254
Net realized and unrealized gain (loss) on investments	371,353
Net increase (decrease) in net assets resulting from operations	$393,733

+	Net of foreign taxes withheld of $4,917. .

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
OPERATIONS
Net investment income (loss)	$22,380	$15,856
Net realized gain (loss) on investments and foreign currency	(30,248)	(888,387)
Change in unrealized appreciation (depreciation) on investments and foreign currency translation	401,601	(1,465,100)
Net increase (decrease) in net assets resulting from operations	393,733	(2,337,631)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(17,516)	—
Total distributions to shareholders	(17,516)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,905,813	—
Payments for shares redeemed	(1,258,780)	(631,272)
Transaction fees (Note 6)	281	277
Net increase (decrease) in net assets derived from capital share transactions (a)	647,314	(630,995)
Net increase (decrease) in net assets	$1,023,531	$(2,968,626)

NET ASSETS
Beginning of period/year	$6,280,308	$9,248,934
End of period/year	$7,303,839	$6,280,308

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	75,000	—
Shares redeemed	(50,000)	(25,000)
Net increase (decrease)	25,000	(25,000)

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022		Period Ended October 31, 2021(1)
Net asset value, beginning of period/year	$22.84		$30.83		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.08		0.05		0.03
Net realized and unrealized gain (loss) on investments (8)	1.49		(8.04)		5.78
Total from investment operations	1.57		(7.99)		5.81

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.06)		—		(0.00	)(3)
Total distributions to shareholders	(0.06)		—		(0.00)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(3)	0.00	(3)	0.02
Net asset value, end of period/year	$24.35		$22.84		$30.83

Total return	6.89	%(4)	-25.92%		23.34	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$7,304		$6,280		$9,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.89	%(5)	0.89%		0.89	%(5)
Expenses after fees waived	0.87	%(5)(6)	0.87	%(6)	0.87	%(5)(6)
Net investment income (loss) before fees waived	0.62	%(5)	0.19%		0.11	%(5)
Net investment income (loss) after fees waived	0.64	%(5)(6)	0.21	%(6)	0.13	%(5)(6)
Portfolio turnover rate (7)	27	%(4)	65%		76	%(4)

(1)	Commencement of operations on December 8, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	The Adviser has agreed to waive 2 basis points (0.02%) of its management fees for the Fund until at least February 28, 2024 (See Note 3 in Notes to Financial Statements).
(7)	Excludes the impact of in-kind transactions.
(8)

Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Blue Horizon BNE ETF

Notes to Financial Statements
April 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Blue Horizon BNE ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Blue Horizon New Energy Economy 100 Index. The Fund commenced operations on December 8, 2020.

The end of the reporting period for the Fund is April 30, 2023, and the period covered by these Notes to Financial Statements is the six-months ended April 30, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,264,176	$—	$26	$7,264,202
Short-Term Investments	27,193	—	—	27,193
Total Investments in Securities	$7,291,369	$—	$26	$7,291,395

^	See Schedule of Investments for breakout of investments by country and sector classifications.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. During the fiscal year ended October 31, 2022, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(12,805)	$12,805

During the fiscal year ended October 31, 2022, the Fund realized $12,584 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses (“Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.89% based on the Fund’s average daily net assets with a fee waiver of 0.02% until at least February 28, 2024. This agreement may only be terminated before that date by or with the consent of the Fund’s Board of Trustees.

The Adviser has entered into an agreement with Blue Horizon Capital LLC (the “Sponsor”), under which the Sponsor agrees to (i) sub-license the Index to the Adviser for use by the Fund, (ii) assist with the development of and provide other support to the Fund, and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, and, to the extent applicable, pay the Adviser’s minimum fee for its services under the arrangement. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund, but does serve as the Index Provider.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,928,861 and $2,031,099, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,611,179 and $872,704, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at October 31, 2022 were as follows:

Tax cost of investments	$7,407,299
Gross tax unrealized appreciation	$488,173
Gross tax unrealized depreciation	(1,614,910)
Net tax unrealized appreciation (depreciation)	(1,126,737)
Undistributed ordinary income	13,440
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(1,317,460)
Distributable earnings (accumulated deficit)	$(2,430,757)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2022, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of October 31, 2022, the Fund had a short-term capital loss carryforward of $615,439 and $701,846 of long-term capital loss carryforward available. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022 and October 31, 2021 was $0 and $221 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $1,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to

Blue Horizon BNE ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2023 (Unaudited) (Continued)

a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Russia/Ukraine Conflict. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

Blue Horizon BNE ETF

Expense Example
For the Six-Months Ended April 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,068.90	$4.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.48	$4.36

(1)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.87%, multiplied by the average account value during the period, multiplied by 181/365 to reflect the one-half year period.

Blue Horizon BNE ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Blue Horizon BNE ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended October 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2022 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Foreign Tax Credit Pass Through
(Unaudited)

For the year ended October 31, 2022 Blue Horizon BNE ETF earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows.

Foreign Source Income Earned	Foreign Taxes Paid
$77,730	$11,403

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at www.bne-etf.com. The Fund’s portfolio holdings are posted on its website at www.bne-etf.com daily.

Blue Horizon BNE ETF

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.bne-etf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.bne-etf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.bne-etf.com.

Adviser

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 400

Oklahoma City, Oklahoma 73120

Index Provider

Blue Horizon Capital LLC

2020 Kings Manor Drive

Weddington, North Carolina 28104

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Blue Horizon BNE ETF

Symbol – BNE

CUSIP – 26922B303

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	July 7, 2023

* Print the name and title of each signing officer under his or her signature.